Commitments and Litigation provisions (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Litigation provisions
Provision for Litigation and the related judicial deposits

	December 31, 2012		December 31, 2011
	Provision for litigation	Judicial deposits	Provision for litigation	Judicial deposits
Labor and social security claims	748	903	751	895
Civil claims	287	172	248	151
Tax—related actions	996	435	654	413
Others	34	5	33	5

	2,065	1,515	1,686	1,464

Summary of category of claims

	December 31, 2012	December 31, 2011
Labor and social security claims	1,728	1,922
Civil claims	1,124	1,484
Tax—related actions	16,492	17,967
Others	1,672	1,076

	21,016	22,449

Changes in the provisions for asset retirement obligations

	Year ended as of December 31,
	2012	2011	2010
Beginning of year	1,770	1,368	1,116
Accretion expense	167	125	113
Liabilities settled in the current year	(25)	(57)	(45)
Revisions in estimated cash flows	560	420	125
Cumulative translation adjustment	(69)	(86)	59

End of year	2,403	1,770	1,368

Current liabilities	70	73	75
Non-current liabilities	2,333	1,697	1,293

Total	2,403	1,770	1,368

Pellet plants
Commitments and Litigation provisions
Schedule of annual future minimum rental payments

 The following table presents of the annual future minimum lease payments required under the four pellet plants (Hispanobrás, Nibrasco, and Itabrasco Kobrasco), that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2012:

2013	74
2014	78
2015	76
2016	74
2017 thereafter	51

Total minimum payments required	353

Railroads
Commitments and Litigation provisions
Schedule of annual future minimum rental payments

The following table presents of the annual future minimum rental payments required under the railroad operating leases that have initial or remaining non-cancelable lease terms in excess of one year as December 31, 2012.

2013	85
2014	85
2015	85
2016	85
2017 thereafter	845

Total minimum payments required	1,185